Activity Related to Group's Unrecognized Tax Benefits (Detail)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	14,758,798	9,955,138	$ 7,062,636
Increases related to current year tax positions	29,692,724	4,803,660
Ending Balance	44,451,522	14,758,798	$ 7,062,636